14 INCOME TAX AND SOCIAL CONTRIBUTION (Details 3) R$ in Thousands	Dec. 31, 2019 BRL (R$)
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred Asset	R$ 3,297
Deferred liabilities - Parent Company	(823)
Net Deferred Asset	2,474
Deferred liabilities - Subsidiaries	(590)
Net Deferred Asset	1,884
2020 [member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred Asset	230
2021[Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred Asset	713
2022[Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred Asset	938
2023[Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred Asset	985
2024[Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Deferred Asset	R$ 431